Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May. 19, 2014
Patents and Trademarks [Member]
Finite-Lived Intangible Assets, Net	$ 10,400
Cash and Cash Equivalents, at Carrying Value	$ 59,837	$ 0	$ 0
Weighted Average Number Diluted Shares Outstanding Adjustment	0	0
Cash, Uninsured Amount	$ 0
Finite-Lived Intangible Assets, Net	$ 10,400